ACQUISITIONS (Tables)	13 Months Ended
Dec. 31, 2021
Code Red
Statement [Line Items]
Schedule Of Consideration For The Acquisition
Cash	$2,490,000
Cash deferred portion	185,000
Fair value of shares issued	1,735,473
$4,410,473

Schedule Of Accounting Estimates Of The Acquisition
Cash	$251,839
Amounts receivable	474,201
Prepaid	17,589
Fixed assets	1,411
Customer relationships	1,644,000
Brand name	799,000
Accounts payable and accruals	(374,797)
Taxes payable	(9,152)
Deferred tax liability	(464,000)
Deferred revenue	(187,727)
2,152,364

Goodwill	$2,258,109

Preliminary accounting estimate of net assets acquired	$4,410,473

Reciprocity
Statement [Line Items]
Schedule Of Consideration For The Acquisition
Estimated fair value of shares issued	$7,345,478
Estimated fair value of options issued	415,208

$7,760,686

Schedule Of Accounting Estimates Of The Acquisition
Cash	$516,236
Amounts receivable	263,363
Prepaids	9,993
Equipment	11,862
Accounts payable and accrued liabilities	(985,290)
Loan payable	(996,400)

(1,180,236)

Excess of purchase price over fair value of assets acquired (expensed)	8,940,922

$7,760,686

Complexity
Statement [Line Items]
Schedule Of Consideration For The Acquisition
Estimated fair value of shares issued	$18,535,546
Share consideration received	(8,500,000)

$10,035,546

Schedule Of Accounting Estimates Of The Acquisition
Cash	$538,385
Amounts receivable	112,319
Other current assets	878,103
Fixed assets	4,704,833
ROU asset	3,656,573
Brand name	5,260,635
Accounts payable and accrued liabilities	(603,901)
Lease Liability	(3,889,875)
Loans	(621,526)

$10,035,546

Cut+Sew
Statement [Line Items]
Schedule Of Consideration For The Acquisition
Cash	$3,000,000
Estimated fair value of shares issued	240,866
Contingent consideration - shares	66,238

$3,307,104

Schedule Of Accounting Estimates Of The Acquisition
Cash	$396,251
Amounts receivable	188,258
Prepaid expenses	5,795
Other current assets	11,320
Customer relationships	1,421,461
Brand name	1,602,924
Accounts payable and accrued liabilities	(255,881)
Deferred revenue	(63,024)

$3,307,104